Stockholders' Equity Stockholders' Equity Reclassifications from AOCI (Details) - Reclassification out of Accumulated Other Comprehensive Income [Member] $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax benefit	$ (18)
Reclassifications during the period	52
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member] | Product [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Energy commodity contracts	55
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of actuarial (gain) loss and net actuarial loss from settlements included in net periodic benefit cost (credit)	$ 15